Capital management (Tables)	12 Months Ended
Sep. 30, 2024
Disclosure Of Capital Management [Abstract]
Disclosure of detailed information about capital management [Table Text Block]
	September 30, 2024	September 30, 2023
Debt:
Lease obligations	$302,223	$429,523

Equity:
Share capital	37,822,725	33,379,110
Warrants	1,084,687	1,042,657
Contributed surplus	5,152,753	4,769,115
Accumulated other comprehensive loss	(38,520)	(39,663)
Accumulated deficit	(42,653,358)	(35,215,599)

Total capital	$1,670,510	$4,365,143